Condensed Schedule Of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Unrealized gain (Loss) on Future Contracts	$ (7,252,332)		$ 22,689,429
Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(2,148,340)	[1]	13,185,694	[1]
Percent of Members' Equity (Net Assets)	(0.71%)	[1]	3.84%	[1]
Futures Contracts, United States: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(1,192,742)	[1]	2,003,177	[1]
Percent of Members' Equity (Net Assets)	(0.39%)	[1]	0.58%	[1]
Futures Contracts, United States: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(1,778,430)	[1]	2,411,320	[1]
Percent of Members' Equity (Net Assets)	(0.58%)	[1]	0.70%	[1]
Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	329,126	[1]	616,567	[1]
Percent of Members' Equity (Net Assets)	0.11%	[1]	0.18%	[1]
Futures Contracts, Foreign: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(271,260)	[1]	1,262,395	[1]
Percent of Members' Equity (Net Assets)	(0.09%)	[1]	0.37%	[1]
Futures Contracts, Foreign: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(2,190,686)	[1]	3,210,276	[1]
Percent of Members' Equity (Net Assets)	(0.72%)	[1]	0.94%	[1]
$ 84,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	83,960,521
Fair Value	83,999,160
Percent of Members' Equity (Net Assets)	27.58%
$ 6,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	5,997,205
Fair Value	5,999,940
Percent of Members' Equity (Net Assets)	1.97%
$ 35,000,000 Treasury Bill Due 04/05/2012 [Member]
Cost	34,996,368
Fair Value	34,998,250
Percent of Members' Equity (Net Assets)	11.49%
$ 40,000,000 Treasury Bill Due 04/19/2012 [Member]
Cost	39,989,389
Fair Value	39,997,600
Percent of Members' Equity (Net Assets)	13.13%
$ 10,000,000 Treasury Bill Due 04/26/2012 [Member]
Cost	9,997,735
Fair Value	9,999,300
Percent of Members' Equity (Net Assets)	3.28%
$ 57,000,000 Treasury Bill Due 05/17/2012 [Member]
Cost	56,991,341
Fair Value	56,992,590
Percent of Members' Equity (Net Assets)	18.71%
$ 500,000 Treasury Bill Due 05/17/2012 [Member]
Cost	499,929
Fair Value	499,935
Percent of Members' Equity (Net Assets)	0.16%
$ 20,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	19,995,456
Fair Value	19,994,000
Percent of Members' Equity (Net Assets)	6.56%
$ 3,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	2,999,323
Fair Value	2,999,100
Percent of Members' Equity (Net Assets)	0.98%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member]
Cost	5,920,265
Fair Value	5,920,265
Percent of Members' Equity (Net Assets)	1.94%
AIM Government & Agency Portfolio Institutional (846,264 shares) [Member]
Cost	846,264
Fair Value	846,264
Percent of Members' Equity (Net Assets)	0.28%
Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(5,119,512)	[1]	17,600,191	[1]
Percent of Members' Equity (Net Assets)	(1.68%)	[1]	5.12%	[1]
Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	(2,132,820)	[1]	5,089,238	[1]
Percent of Members' Equity (Net Assets)	(0.70%)	[1]	1.49%	[1]
Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(7,252,332)	[1]
Percent of Members' Equity (Net Assets)	(2.38%)	[1]
Total Government Sponsored Enterprise Securities [Member]
Cost	255,427,267
Fair Value	255,479,875
Percent of Members' Equity (Net Assets)	83.86%
Total Mutual Funds [Member]
Cost	6,766,529
Fair Value	6,766,529
Percent of Members' Equity (Net Assets)	2.22%
Total Index Series [Member]
Unrealized gain (Loss) on Future Contracts	(7,034,079)		20,897,933
Total Index Series [Member] | Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(1,896,563)	[1]	11,473,080	[1]
Percent of Members' Equity (Net Assets)	(0.65%)	[1]	3.52%	[1]
Total Index Series [Member] | Futures Contracts, United States: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(1,192,742)	[1]	2,003,177	[1]
Percent of Members' Equity (Net Assets)	(0.41%)	[1]	0.62%	[1]
Total Index Series [Member] | Futures Contracts, United States: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(1,778,430)	[1]	2,411,320	[1]
Percent of Members' Equity (Net Assets)	(0.61%)	[1]	0.74%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	295,602	[1]	537,685	[1]
Percent of Members' Equity (Net Assets)	0.10%	[1]	0.17%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(271,260)	[1]	1,262,395	[1]
Percent of Members' Equity (Net Assets)	(0.09%)	[1]	0.39%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(2,190,686)	[1]	3,210,276	[1]
Percent of Members' Equity (Net Assets)	(0.75%)	[1]	0.99%	[1]
Total Index Series [Member] | $ 84,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	83,960,521
Fair Value	83,999,160
Percent of Members' Equity (Net Assets)	28.67%
Total Index Series [Member] | $ 35,000,000 Treasury Bill Due 04/05/2012 [Member]
Cost	34,996,368
Fair Value	34,998,250
Percent of Members' Equity (Net Assets)	11.94%
Total Index Series [Member] | $ 40,000,000 Treasury Bill Due 04/19/2012 [Member]
Cost	39,989,389
Fair Value	39,997,600
Percent of Members' Equity (Net Assets)	13.65%
Total Index Series [Member] | $ 10,000,000 Treasury Bill Due 04/26/2012 [Member]
Cost	9,997,735
Fair Value	9,999,300
Percent of Members' Equity (Net Assets)	3.41%
Total Index Series [Member] | $ 57,000,000 Treasury Bill Due 05/17/2012 [Member]
Cost	56,991,341
Fair Value	56,992,590
Percent of Members' Equity (Net Assets)	19.45%
Total Index Series [Member] | $ 20,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	19,995,456
Fair Value	19,994,000
Percent of Members' Equity (Net Assets)	6.82%
Total Index Series [Member] | AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member]
Cost	5,920,265
Fair Value	5,920,265
Percent of Members' Equity (Net Assets)	2.02%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 01/20/2011 [Member]
Cost			9,996,533
Fair Value			9,999,800
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			9,993,121
Fair Value			9,998,900
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 3,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			2,998,095
Fair Value			2,999,670
Percent of Members' Equity (Net Assets)			0.92%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 03/23/2011 [Member]
Cost			19,979,000
Fair Value			19,995,600
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 03/25/2011 [Member]
Cost			19,978,000
Fair Value			19,995,400
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 04/06/2011 [Member]
Cost			19,977,250
Fair Value			19,994,400
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 5,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			4,994,283
Fair Value			4,998,550
Percent of Members' Equity (Net Assets)			1.54%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 05/18/2011 [Member]
Cost			9,992,650
Fair Value			9,995,100
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 33,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			32,959,062
Fair Value			32,974,920
Percent of Members' Equity (Net Assets)			10.13%
Total Index Series [Member] | $ 34,000,000 Discount Note, Due 06/28/2011 [Member]
Cost			33,962,978
Fair Value			33,973,480
Percent of Members' Equity (Net Assets)			10.43%
Total Index Series [Member] | $ 34,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			33,951,342
Fair Value			33,965,320
Percent of Members' Equity (Net Assets)			10.43%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			19,971,633
Fair Value			19,979,600
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 02/01/2011 [Member]
Cost			9,995,417
Fair Value			9,999,400
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]
Cost			19,983,408
Fair Value			19,994,800
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]
Cost			33,971,908
Fair Value			33,982,320
Percent of Members' Equity (Net Assets)			10.44%
Total Index Series [Member] | AIM Government & Agency Portfolio Institutional (329,030 shares) [Member]
Cost			329,030
Fair Value			329,030
Percent of Members' Equity (Net Assets)			0.10%
Total Index Series [Member] | Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(4,867,735)	[1]	15,887,577	[1]
Percent of Members' Equity (Net Assets)	(1.67%)	[1]	4.88%	[1]
Total Index Series [Member] | Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	(2,166,344)	[1]	5,010,356	[1]
Percent of Members' Equity (Net Assets)	(0.74%)	[1]	1.55%	[1]
Total Index Series [Member] | Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(7,034,079)	[1]
Percent of Members' Equity (Net Assets)	(2.41%)	[1]
Total Index Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost	245,930,810		282,704,680
Fair Value	245,980,900		282,847,260
Percent of Members' Equity (Net Assets)	83.94%		86.87%
Total Index Series [Member] | Total Mutual Funds [Member]
Cost	5,920,265		329,030
Fair Value	5,920,265		329,030
Percent of Members' Equity (Net Assets)	2.02%		0.10%
Agricultural Sector Series [Member]
Unrealized gain (Loss) on Future Contracts	(218,253)		1,791,496
Agricultural Sector Series [Member] | Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(251,777)	[1]	1,712,614	[1]
Percent of Members' Equity (Net Assets)	(2.17%)	[1]	9.75%	[1]
Agricultural Sector Series [Member] | Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	33,524	[1]	78,882	[1]
Percent of Members' Equity (Net Assets)	0.29%	[1]	0.45%	[1]
Agricultural Sector Series [Member] | $ 6,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	5,997,205
Fair Value	5,999,940
Percent of Members' Equity (Net Assets)	51.78%
Agricultural Sector Series [Member] | $ 500,000 Treasury Bill Due 05/17/2012 [Member]
Cost	499,929
Fair Value	499,935
Percent of Members' Equity (Net Assets)	4.31%
Agricultural Sector Series [Member] | $ 3,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	2,999,323
Fair Value	2,999,100
Percent of Members' Equity (Net Assets)	25.88%
Agricultural Sector Series [Member] | AIM Government & Agency Portfolio Institutional (846,264 shares) [Member]
Cost	846,264
Fair Value	846,264
Percent of Members' Equity (Net Assets)	7.30%
Agricultural Sector Series [Member] | $ 1,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			998,857
Fair Value			999,710
Percent of Members' Equity (Net Assets)			5.69%
Agricultural Sector Series [Member] | $ 6,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			5,992,593
Fair Value			5,995,440
Percent of Members' Equity (Net Assets)			34.15%
Agricultural Sector Series [Member] | $ 5,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			4,993,778
Fair Value			4,994,900
Percent of Members' Equity (Net Assets)			28.45%
Agricultural Sector Series [Member] | $ 1,500,000 Discount Note, Due 02/01/2011 [Member]
Cost			1,499,306
Fair Value			1,499,910
Percent of Members' Equity (Net Assets)			8.54%
Agricultural Sector Series [Member] | AIM Government & Agency Portfolio Institutional (575,299 shares) [Member]
Cost			575,299
Fair Value			575,299
Percent of Members' Equity (Net Assets)			3.28%
Agricultural Sector Series [Member] | Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(251,777)	[1]	1,712,614	[1]
Percent of Members' Equity (Net Assets)	(2.17%)	[1]	9.76%	[1]
Agricultural Sector Series [Member] | Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	33,524	[1]	78,882	[1]
Percent of Members' Equity (Net Assets)	0.29%	[1]	0.44%	[1]
Agricultural Sector Series [Member] | Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(218,253)	[1]
Percent of Members' Equity (Net Assets)	(1.88%)	[1]
Agricultural Sector Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost	9,496,457		13,484,534
Fair Value	9,498,975		13,489,960
Percent of Members' Equity (Net Assets)	81.97%		76.83%
Agricultural Sector Series [Member] | Total Mutual Funds [Member]
Cost	846,264		575,299
Fair Value	846,264		575,299
Percent of Members' Equity (Net Assets)	7.30%		3.28%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 01/20/2011 [Member]
Cost			9,996,533
Fair Value			9,999,800
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			9,993,121
Fair Value			9,998,900
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 3,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			2,998,095
Fair Value			2,999,670
Percent of Members' Equity (Net Assets)			0.87%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 03/23/2011 [Member]
Cost			19,979,000
Fair Value			19,995,600
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 03/25/2011 [Member]
Cost			19,978,000
Fair Value			19,995,400
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 04/06/2011 [Member]
Cost			19,977,250
Fair Value			19,994,400
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 5,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			4,994,283
Fair Value			4,998,550
Percent of Members' Equity (Net Assets)			1.46%
Energy Sector Series [Member] | $ 1,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			998,857
Fair Value			999,710
Percent of Members' Equity (Net Assets)			0.29%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 05/18/2011 [Member]
Cost			9,992,650
Fair Value			9,995,100
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 33,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			32,959,062
Fair Value			32,974,920
Percent of Members' Equity (Net Assets)			9.61%
Energy Sector Series [Member] | $ 6,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			5,992,593
Fair Value			5,995,440
Percent of Members' Equity (Net Assets)			1.75%
Energy Sector Series [Member] | $ 34,000,000 Discount Note, Due 06/28/2011 [Member]
Cost			33,962,978
Fair Value			33,973,480
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | $ 34,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			33,951,342
Fair Value			33,965,320
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			19,971,633
Fair Value			19,979,600
Percent of Members' Equity (Net Assets)			5.82%
Energy Sector Series [Member] | $ 5,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			4,993,778
Fair Value			4,994,900
Percent of Members' Equity (Net Assets)			1.46%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 02/01/2011 [Member]
Cost			9,995,417
Fair Value			9,999,400
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 1,500,000 Discount Note, Due 02/01/2011 [Member]
Cost			1,499,306
Fair Value			1,499,910
Percent of Members' Equity (Net Assets)			0.44%
Energy Sector Series [Member] | $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]
Cost			19,983,408
Fair Value			19,994,800
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]
Cost			33,971,908
Fair Value			33,982,320
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | AIM Government & Agency Portfolio Institutional (329,030 shares) [Member]
Cost			329,030
Fair Value			329,030
Percent of Members' Equity (Net Assets)			0.10%
Energy Sector Series [Member] | AIM Government & Agency Portfolio Institutional (575,299 shares) [Member]
Cost			575,299
Fair Value			575,299
Percent of Members' Equity (Net Assets)			0.17%
Energy Sector Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost			296,189,214
Fair Value			296,337,220
Percent of Members' Equity (Net Assets)			86.36%
Energy Sector Series [Member] | Total Mutual Funds [Member]
Cost			904,329
Fair Value			$ 904,329
Percent of Members' Equity (Net Assets)			0.27%

[1]	No individual futures contract position constituted greater than 1% of members' equity (net assets).